Note 24 - Provisions - Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Employee entitlements	$ 502	$ 635	$ 1,802
Fiscal	1,174
Litigation	0	0	485
Warranty	102	116	209
Remediation	0	353	306
Total current provisions	1,778	1,104	2,802
Employee entitlements	76	57	165
Total non-current provisions	76	57	165
Total provisions	$ 1,854	$ 1,161	$ 2,967